Schedule I, Condensed Financial Statements, of condensed income statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from [Abstract]
Total income	$ 1,011,452	$ 1,043,822	$ 1,008,381
Expenses [Abstract]
Other operating expenses	(261,776)	(310,642)	(301,444)
Profit/(loss) before income tax	105,558	97,928	14,950
Income tax benefits/(expense)	(30,950)	(42,659)	(119,837)
Profit/(loss) for the year attributable to the Company	62,135	41,596	(111,804)
Parent Company [Member]
Income from [Abstract]
Services	49,622	54,743	123,944
Other financial income	12,772	4,334	17,419
Total income	62,394	59,077	141,363
Expenses [Abstract]
Other operating expenses	(26,120)	(189,116)	(21,173)
Interests Credit entities	(46,781)	(42,321)	(46,292)
Other financial expenses	(15,485)	(12,083)	(21,333)
Total expenses	(88,386)	(243,520)	(88,798)
Profit/(loss) before income tax	(25,992)	(184,443)	52,565
Income tax benefits/(expense)	0	0	0
Profit/(loss) for the year attributable to the Company	$ (25,992)	$ (184,443)	$ 52,565